Borrowings	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Borrowings
22. Borrowings
22.1 Details of borrowings as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
General borrowings	￦	52,433,193	￦	53,070,565
Bonds sold under repurchase agreements and others		12,803,106		13,430,104
Call money		2,840,713		4,227,727

	￦	68,077,012	￦	70,728,396

22.2 Details of general borrowings as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)		Lenders	Interest rate (%) as of December 31, 2025	December 31, 2024		December 31, 2025
Borrowings in Korean won	Borrowings from the Bank of Korea	The Bank of Korea	1.00	￦	4,618,026	￦	6,958,623
	Borrowings from the government	SEMAS and others	0.00 ~ 3.50		2,409,409		2,402,107
	Borrowings from banks	The Korea Development Bank and others	2.20 ~ 5.92		1,267,487		1,556,717
	Borrowings from non-banking financial institutions	Korea Securities Finance Corporation and others	0.55 ~ 6.50		3,014,113		2,674,329
	Other borrowings	The Korea Development Bank and others	0.00 ~ 6.94		22,294,928		22,050,728

					33,603,963		35,642,504

Borrowings in foreign currencies	Due to banks	Hana Bank and others	—		15,155		731
	Borrowings from banks	Citicorp International Ltd. and others	0.00 ~ 9.51		15,914,710		14,412,057
	Borrowings from other financial institutions	The Export-Import Bank of Korea and others	4.19 ~ 4.42		6,027		5,883
	Other borrowings	Standard Chartered Bank (Hong Kong) and others	0.00 ~ 4.33		2,893,338		3,009,390

					18,829,230		17,428,061

				￦	52,433,193	￦	53,070,565

22.3 Details of bonds sold under repurchase agreements and others as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	Lenders	Interest rate (%) as of December 31, 2025	December 31, 2024		December 31, 2025
Bonds sold under repurchase agreements	Individuals, groups, and corporations	0.00~4.80	￦	12,794,534	￦	13,425,697
Bills sold	Counter sale	1.55~2.00		8,572		4,407

			￦	12,803,106	￦	13,430,104

22.4 Details of call money as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	Lenders	Interest rate (%) as of December 31, 2025	December 31, 2024		December 31, 2025
Call money in Korean won	JPMorgan Chase Bank and others	2.12~2.90	￦	820,000	￦	2,270,500
Call money in foreign currencies	BANK OF THAILAND and others	1.33~10.00		2,020,713		1,957,227

			￦	2,840,713	￦	4,227,727